SUBSEQUENT EVENTS (Detail Textuals)		1 Months Ended			12 Months Ended
	Sep. 12, 2018 USD ($) Individual $ / shares shares	Jan. 26, 2018 Individual $ / shares shares	Nov. 20, 2017 USD ($) shares	Sep. 20, 2017 Director shares	Aug. 31, 2017 USD ($) RelatedParty $ / shares	Aug. 17, 2018 $ / shares shares	Jun. 30, 2017 $ / shares
Subsequent Event [Line Items]
Common stock vesting period				4 years
Number of issuance of common shares		99,999
Value for issuance of common shares | $					$ 773,081
Number of individuals | Individual		2
Purchase price per unit | $ / shares		$ 0.65					$ 1.00
Number of warrants		99,999
Exercise price of warrants | $ / shares		$ 1.50
Subscription Agreement
Subsequent Event [Line Items]
Number of individuals | RelatedParty					2
Purchase price per unit | $ / shares					$ 0.40
Exercise price of warrants | $ / shares					$ 1.00
Subsequent event
Subsequent Event [Line Items]
Number of issuance of common shares			25,000
Value for issuance of common shares | $			$ 10,000
Subsequent event | Subscription Agreement
Subsequent Event [Line Items]
Number of issuance of common shares	701,098
Number of individuals | Individual	24
Purchase price per unit | $ / shares	$ 0.75
Aggregate proceeds from private placement | $	$ 525,823.50
Subsequent event | Subscription Agreement | Series C Stock Purchase Warrant
Subsequent Event [Line Items]
Number of warrants	1
Exercise price of warrants | $ / shares	$ 1.75
Remaining term for warrant	5 years
Subsequent event | Minimum
Subsequent Event [Line Items]
Number of increased size directors | Director				5
Subsequent event | Maximum
Subsequent Event [Line Items]
Number of increased size directors | Director				7
Subsequent event | Dr. Emanuele | Restricted stock award
Subsequent Event [Line Items]
Restricted stock award granted				100,000
Common stock vesting period				4 years
Subsequent event | Ms Erbez | Restricted stock award
Subsequent Event [Line Items]
Restricted stock award granted				100,000
Common stock vesting period				4 years
Subsequent event | Consultant | Option Agreement
Subsequent Event [Line Items]
Number of stock options						100,000
Exercise price per share of options | $ / shares						$ 1.35